PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS, Additional Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of net periodic pension cost and weighted-average assumptions used to determine net cost [Abstract]
Service cost	$ 12.4	$ 16.6
Interest cost	26.4	27.9
Settlement loss recognized	$ (5.8)
Target rate of return of pension plan investments above inflation rate (in hundredths)	3.00%
Pension benefits [Member]
Components of net periodic pension cost and weighted-average assumptions used to determine net cost [Abstract]
Service cost	$ 12.3	16.3	$ 18.3
Interest cost	25.5	26.3	31.9
Expected return on plan assets	(37.7)	(39.6)	(41.6)
Amortization of net (gain) loss	23.3	21.0	25.7
Prior service amortization	(5.1)	(5.0)	(4.5)
Curtailment gain recognized	0.0	(0.4)	0.0
Settlement loss recognized	0.0	0.5	0.0
Net periodic pension cost	$ 18.3	$ 19.1	$ 29.8
Discount rate	4.29%	4.53%	3.97%
Expected return on plan assets	7.13%	7.28%	7.45%
Rate of compensation increase	4.14%	4.14%	4.15%
Other benefits [Member]
Components of net periodic pension cost and weighted-average assumptions used to determine net cost [Abstract]
Service cost	$ 0.1	$ 0.3	$ 1.3
Interest cost	0.9	1.6	2.9
Amortization of net (gain) loss	0.7	0.3	0.0
Prior service amortization	(13.3)	(6.4)	0.0
Settlement loss recognized	5.8	0.1	0.0
Net periodic pension cost	$ (5.8)	$ (4.1)	$ 4.2
Discount rate	3.91%	4.18%	3.95%